Other income, net	12 Months Ended
Mar. 31, 2022
Expense By Nature [Abstract]
Other income, net

2.16 Other income, net

Accounting policy

Other income is comprised primarily of interest income, dividend income, gain/loss on investments and exchange gain/loss on forward and options contracts and on translation of foreign currency assets and liabilities. Interest income is recognized using the effective interest method. Dividend income is recognized when the right to receive payment is established.

Functional currency and presentation currency

The functional currency of Infosys, Infosys BPM, EdgeVerve, Skava and controlled trusts is the Indian rupee. The functional currencies for foreign subsidiaries are their respective local currencies. These financial statements are presented in U.S. dollars (rounded off to the nearest million) to facilitate the investors’ ability to evaluate Infosys’ performance and financial position in comparison to similar companies domiciled in other geographic locations.

Transactions and translations

Foreign-currency denominated monetary assets and liabilities are translated into the relevant functional currency at exchange rates in effect at the balance sheet date. The gains or losses resulting from such translations are recognized in the consolidated statement of comprehensive income and reported within exchange gains/ (losses) on translation of assets and liabilities, net, except when deferred in Other Comprehensive Income as qualifying cash flow hedges. Non-monetary assets and non-monetary liabilities denominated in a foreign currency and measured at fair value are translated at the exchange rate prevalent at the date when the fair value was determined. Non-monetary assets and non-monetary liabilities denominated in a foreign currency and measured at historical cost are translated at the exchange rate prevalent at the date of transaction. The related revenue and expense are recognized using the same exchange rate.

Transaction gains or losses realized upon settlement of foreign currency transactions are included in determining net profit for the period in which the transaction is settled. Revenue, expense and cash-flow items denominated in foreign currencies are translated into the relevant functional currencies using the exchange rate in effect on the date of the transaction.

The translation of financial statements of the foreign subsidiaries to the presentation currency is performed for assets and liabilities using the exchange rate in effect at the balance sheet date and for revenue, expense and cash-flow items using the average exchange rate for the respective periods. The gains or losses resulting from such translation are included in currency translation reserves under other components of equity. When a subsidiary is disposed of, in full, the relevant amount is transferred to the net profit in the statement of comprehensive income. However, when a change in the parent's ownership does not result in loss of control of a subsidiary, such changes are recorded through equity.

Other Comprehensive Income, net of taxes includes translation differences on non-monetary financial assets measured at fair value at the reporting date, such as equities classified as financial instruments and measured at fair value through other comprehensive income (FVOCI).

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the exchange rate in effect at the balance sheet date.

Government grants

The Group recognizes government grants only when there is reasonable assurance that the conditions attached to them will be complied with, and the grants will be received. Government grants related to assets are treated as deferred income and are recognized in the net profit in the statement of comprehensive income on a systematic and rational basis over the useful life of the asset. Government grants related to revenue are recognized on a systematic basis in the statement of comprehensive income over the periods necessary to match them with the related costs which they are intended to compensate.

Other income consists of the following:

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Interest income on financial assets carried at amortized cost	135	161	181
Interest income on financial assets fair valued through other comprehensive income	86	55	46
Dividend income on investments carried at fair value through profit or loss	—	1	—
Gain / (loss) on investments carried at fair value through profit or loss	24	10	26
Gain / (loss) on investments carried at fair value through other comprehensive income	—	11	6
Interest income on income tax refund	—	1	37
Exchange gains / (losses) on forward and options contracts	12	75	(66)
Exchange gains / (losses) on translation of other assets and liabilities	24	(47)	139
Others	27	30	26
	308	297	395